Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income before income taxes
For purposes of this note, non-United States operations include Puerto Rico.

	Income before income taxes
	2012	2011	2010
United States	$138	$375	$114
Non-United States	1,113	1,178	922
Total income before income taxes	$1,251	$1,553	$1,036

Income tax expense benefit

	Income tax expense (benefit)
	2012	2011	2010
Current
United States
Federal	$1	$85	$(2)
State and local	5	2	1
Non-United States	130	186	107
Total current income tax expense	136	273	106

Deferred
United States
Federal	39	(2)	95
State and local	2	8	(15)
Non-United States	(146)	(78)	(87)
Total deferred income tax benefit	(105)	(72)	(7)
Total income tax expense	$31	$201	$99

Reconciliations of income taxes from the United States federal statutory rate
Reconciliations of income taxes from the United States federal statutory rate of 35% to the consolidated effective income tax rate follow:

	2012	2011	2010
Income taxes at the United States federal statutory rate	35.0%	35.0%	35.0%

United States operations
State and local income taxes	0.6%	0.2%	(0.1)%
Deductible dividends	(0.7)%	(0.5)%	(0.6)%
Deductible interest	(0.8)%	(0.5)%	(0.8)%
Credit for research activities	—%	(1.0)%	(1.4)%
Impact of Health Care Reform and Education Reconciliation Act and pre-funding on taxation associated with Medicare Part D	—%	(0.9)%	2.2%
Other-net	2.7%	0.5%	1.4%

Non-United States operations
United States foreign tax credit	(12.4)%	(2.3)%	(6.4)%
Non-United States operations (earnings taxed at other than the United States tax rate)	(14.9)%	(15.5)%	(13.9)%

Worldwide operations
Adjustments to tax liabilities	(5.7)%	(0.8)%	(1.2)%
Adjustments to valuation allowances	(1.3)%	(1.3)%	(4.7)%
Effective income tax expense rate	2.5%	12.9%	9.5%

Worldwide income tax payments	Worldwide income tax payments follow:

2012	$254
2011	191
2010	141

Components of current and long-term deferred income taxes
Components of current and long-term deferred income taxes follow:

	2012		2011
	Current assets and liabilities	Long-term assets and liabilities	Current assets and liabilities	Long-term assets and liabilities
Accruals and other adjustments
Employee benefits	$92	$857	$114	$778
Depreciation and amortization	(108)	(2,685)	(2)	(498)
Other accruals and adjustments	477	297	293	77
Other items	—	145	—	(4)
United States federal income tax loss carryforwards	—	6	—	7
United States federal income tax credit carryforwards	—	156	—	251
United States state and local tax loss carryforwards and tax credit carryforwards	—	71	—	65
Non-United States tax loss carryforwards	—	1,591	—	417
Non-United States income tax credit carryforwards	—	67	—	95
Valuation allowance for income tax loss and income tax credit carryforwards	(61)	(1,521)	—	(441)
Other valuation allowances	(7)	(71)	(7)	(55)
Total deferred income taxes	$393	$(1,087)	$398	$692

United States federal income tax loss carryforwards and income tax credit carryforwards and expiration dates
These carryforwards and their expiration dates are summarized below:

	2013 through 2017	2018 through 2022	2023 through 2027	2028 through 2032	Not subject to expiration	Valuation allowance
United States federal income tax loss carryforwards	$—	$—	$15	$2	$—	$—
United States federal deferred income tax assets for income tax loss carryforwards	—	—	5	1	—	(5)
United States federal income tax credit carryforwards	—	51	—	68	37	(17)

United States state and local tax loss carryforwards and tax credit carryforwards and expiration dates
These carryforwards and their expiration dates are summarized below:

	2013 through 2017	2018 through 2022	2023 through 2027	2028 through 2032	Not subject to expiration	Valuation allowance
United States state and local deferred income tax assets for income tax carryforwards - net of federal tax effect	$6	$12	$15	$7	$—	$(16)
United States state and local income tax credit carryforwards - net of federal tax effect	7	10	6	4	4	(15)

Non-United States subsidiaries tax loss carryforwards and income tax credit carryforwards and expiration dates
These carryforwards and their expiration dates are summarized below:

	2013 through 2017	2018 through 2022	2023 through 2027	2028 through 2032	Not subject to expiration	Valuation allowance
Non-United States income tax loss carryforwards	$348	$148	$32	$27	$6,982	$—
Non-United States deferred income tax assets for income tax loss carryforwards	92	38	9	8	1,444	(1,509)
Non-United States income tax credit carryforwards	47	14	1	—	5	(7)

Summary of gross unrecognized income tax benefits
A summary of gross unrecognized income tax benefits follows:

	2012	2011	2010
Balance at January 1	$236	$224	$197
Increases and decreases as a result of positions taken during prior years
Transfers to valuation allowances	—	—	(2)
Other increases	1	3	7
Other decreases, including currency translation	—	(14)	(31)
Balances related to acquired businesses	102	2	34
Increases as a result of positions taken during the current year	36	31	23
Decreases relating to settlements with tax authorities	—	(2)	—
Decreases as a result of a lapse of the applicable statute of limitations	(6)	(8)	(4)
Balance at December 31	$369	$236	$224